Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Revenue	$ 464,549	$ 479,688	$ 434,094
Cost of revenue:
Platform commissions	(109,020)	(129,623)	(117,229)
Game operation cost	(51,669)	(44,036)	(18,945)
Other operating income	2,053	1,327
Selling and marketing expenses	(225,738)	(152,674)	(270,065)
General and administrative expenses	(29,618)	(36,119)	(23,031)
Goodwill and investments in equity accounted associates' impairment		62,828
Share listing expense			(125,438)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(5,919)	(29,987)	(102)
Total costs and expenses, excluding depreciation and amortization	(419,911)	(453,940)	(554,810)
Depreciation and amortization	(6,276)	(6,901)	(2,540)
Profit/(loss) from operations	38,362	18,847	(123,256)
Finance income	5,248	1,868	79
Finance expenses	(4,047)	(2,191)	(3,220)
Change in fair value of share warrant obligation and other financial instruments	10,946	2,767	10,080
Share of loss of equity-accounted associates	(515)	(10,121)
Profit/(loss) before income tax	49,994	11,170	(116,317)
Income tax expense	(3,879)	(3,760)	(1,127)
Profit/(loss) for the year net of tax	46,115	7,410	(117,444)
Attributable to equity holders of the Company	46,115	7,303	(117,455)
Attributable to non-controlling interest		107	11
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	1,837	3,338	11
Foreign currency translation difference	1,650	3,456	36
Other	187	(118)	(25)
Total comprehensive income/(loss) for the year	47,952	10,748	(117,433)
Attributable to equity holders of the Company	$ 47,952	10,641	(117,444)
Attributable to non-controlling interest		$ 107	$ 11
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - basic	$ 0.23	$ 0.04	$ (0.64)
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.23	$ 0.04	$ (0.64)